Note 3 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Businesses Acquired	13	9
Business Combination, Acquisition Related Costs	$ 682	$ 354
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(122)	(579)
Business Acquisition, Goodwill, Expected Tax Deductible Amount	7,511	6,753
Business Combination, Contingent Consideration, Liability	10,442
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	10,207
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	12,008
Contingent Consideration Paid	2,490	7,172
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(621)	(54)
Business Combination, Contingent Consideration, Liability	$ 10,442	$ 3,316
FirstService Residential Segment [Member]
Number of Businesses Acquired	5	7
FirstService Brands Segment [Member]
Number of Businesses Acquired	8	2
FirstService Brands Segment [Member] | California Closets [Member]
Number of Businesses Acquired	3
FirstService Brands Segment [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired	3
FirstService Brands Segment [Member] | California Closets and Paul Davis Restoration [Member]
Number of Businesses Acquired	6